Trade and other receivables	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

Note 10	Trade and other receivables

	NOTE	June 30, 2020	December 31, 2019
Trade receivables		2,789	2,981
Allowance for revenue adjustments		(133)	(104)
Allowance for doubtful accounts	14	(104)	(62)
Current tax receivable		32	23
Other accounts receivable		228	200
Total trade and other receivables		2,812	3,038